Net Loss Per Share (Details Narrative) - $ / shares	Oct. 02, 2025	Oct. 01, 2025	Sep. 30, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024	Jan. 08, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Common stock, par value				$ 0.001		$ 0.001
Titan Pharmaceuticals Inc [Member]
Subsequent Event [Line Items]
Common stock, par value			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001
Subsequent Event [Member] | Titan Pharmaceuticals Inc [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001